Shareholder Fees	Apr. 30, 2025 USD ($)
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Gabelli Equity Income ETF | Gabelli Equity Income ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Small & Mid Cap ETF | Gabelli Small & Mid Cap ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Micro Cap ETF | Gabelli Micro Cap ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Automation ETF | Gabelli Automation ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Green Energy ETF | Gabelli Green Energy ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0